Interim Condensed Consolidated Statements of Financial Position (Current Periods Unaudited) - CAD ($) $ in Thousands	Sep. 30, 2019	Mar. 31, 2019
Current assets
Cash and cash equivalents	$ 30,081	$ 9,927
Restricted cash	4,123	4,048
Trade and other receivables	436,239	672,615
Gas in storage	23,885	2,943
Fair value of derivative financial assets, current	80,450	144,512
Income taxes recoverable	15,380	18,973
Other current assets	142,633	169,240
	732,791	1,022,258
Non-current assets
Investments	36,861	36,897
Property and equipment, net	35,579	25,862
Intangible assets, net	446,116	472,656
Fair value of derivative financial assets, non-current	33,955	9,255
Deferred income tax assets	3,720	1,093
Other non-current assets	44,274	49,512
	600,505	595,275
Assets classified as held for sale	228,574	8,971
	829,079	604,246
TOTAL ASSETS	1,561,870	1,626,504
Current liabilities
Trade and other payables	618,361	714,110
Deferred revenue	12,060	43,228
Income taxes payable	3,416	11,895
Fair value of derivative financial liabilities	92,987	79,387
Provisions	1,587	7,205
Current portion of long-term debt	220,794	37,429
	949,205	893,254
Non-current liabilities
Long-term debt	504,654	687,943
Fair value of derivative financial liabilities	129,738	63,658
Deferred income tax liabilities	3,208	4,124
Other non-current liabilities	45,294	61,339
	682,894	817,064
Liabilities relating to assets classified as held for sale	235,207	5,200
	918,101	822,264
TOTAL LIABILITIES	1,867,306	1,715,518
SHAREHOLDERS' DEFICIT
Shareholders’ capital	1,245,534	1,235,503
Equity component of convertible debentures	13,029	13,029
Contributed deficit	(31,798)	(25,540)
Accumulated deficit	(1,617,413)	(1,390,700)
Accumulated other comprehensive income	85,596	79,093
Non-controlling interest	(384)	(399)
TOTAL SHAREHOLDERS' DEFICIT	(305,436)	(89,014)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 1,561,870	$ 1,626,504